Provisions for liabilities and charges - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£) item	Dec. 31, 2019 GBP (£)
Disclosure of other provisions [line items]
Additional provisions	£ 510
Other provisions	2,249	£ 3,138
Total cash payments	£ 1,396
HBOS [Member]
Disclosure of other provisions [line items]
Impacted customers | item	71
Value of accepted offers after compensation assessment	£ 109
Ex-gratia Payments	14
Reimbursement of legal fees	6
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Other provisions	878	1,874
Total cash payments	996
Payment Protection Insurance Provision Excluding MBNA
Disclosure of other provisions [line items]
PPI costs provided for	21,821
Additional provisions	£ 0
PPI conversion rate	10.00%
Other provisions	£ 742
Total cash payments	£ 830
Increase in PIR conversion rate	1.00%
Amount of additional charge on increase in PIR conversion rate	£ 100
Payment Protection Insurance Provision, MBNA
Disclosure of other provisions [line items]
Additional provisions	0
Group's exposure cap	240
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Additional provisions	158
Other provisions	255	£ 395
Total cash payments	298
Arrears Handling
Disclosure of other provisions [line items]
Additional provisions	28
Other provisions	78
Total arrears handling to date	£ 1,009